Long-term Supply Contract - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 01, 2014
Commitments and Contingencies Disclosure [Abstract]
Supply agreement liability				$ 27,300
Gain on contract termination	$ 0	$ 0	$ 20,612